Segmented information (Detail Textuals 1) - Customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Percentage of total revenue	100.00%	100.00%	100.00%
Number of customers	10	17	13
Number of remaining customers accounted for less than 1% revenue	7	14	10
Customer A
Disclosure of operating segments [line items]
Percentage of total revenue	38.00%	38.00%	37.00%
Customer B
Disclosure of operating segments [line items]
Percentage of total revenue	19.00%	20.00%	25.00%
Customer C
Disclosure of operating segments [line items]
Percentage of total revenue	38.00%	35.00%	34.00%
Customer D
Disclosure of operating segments [line items]
Percentage of total revenue	5.00%	7.00%	4.00%